EQ ADVISORS TRUSTSM

EQ/Goldman Sachs Growth Allocation Portfolio

EQ/Goldman Sachs Moderate Growth Allocation Portfolio

SUPPLEMENT DATED SEPTEMBER 30, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

James Park of Goldman Sachs Asset Management, L.P. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Goldman Sachs Growth Allocation Portfolio and EQ/Goldman Sachs Moderate Growth Allocation Portfolio. All references to James Park in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “EQ/Goldman Sachs Growth Allocation Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Oliver Bunn	Head of the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform	January 2019
Momoko Ono	Vice President of Goldman Sachs and Portfolio Manager in the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform	September 2022
Jay Seo	Vice President of Goldman Sachs and Portfolio Manager in the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform	September 2022

The section of the Summary Prospectus and Prospectus entitled “EQ/Goldman Sachs Moderate Growth Allocation Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Oliver Bunn	Head of the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform	April 2018
Momoko Ono	Vice President of Goldman Sachs and Portfolio Manager in the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform	September 2022
Jay Seo	Vice President of Goldman Sachs and Portfolio Manager in the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform	September 2022

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Goldman Sachs Asset Management, L.P.” is amended to include the following information:

Oliver Bunn is the Head of the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform. He joined GSAM in 2014.

Momoko Ono is a senior portfolio manager in the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform. She joined GSAM in 2002.

Jay Seo is a senior portfolio manager in the Alternative Investment Strategies team within GSAM’s Quantitative Investment Strategies platform. Prior to rejoining GSAM in 2020, she worked as a research analyst at Cubist Systematic Strategies from 2016 to 2018 and a quantitative researcher at QuantPort from 2019 to 2020.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Goldman Sachs Asset Management, L.P” is amended to include the following information:

Goldman Sachs Asset Management, L.P. (“GSAM” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the
number of other accounts of the Sub-Adviser managed
by the portfolio manager and the total assets of the
accounts managed within each category as of August 31,
	2022						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Goldman Sachs Growth Allocation Portfolio
Momoko Ono	4	$1,455	1	$374	1	$26	0	N/A	0	N/A	0	N/A
Jay Seo	4	$1,455	1	$374	1	$26	0	N/A	0	N/A	0	N/A

EQ/Goldman Sachs Moderate Growth Allocation Portfolio
Momoko Ono	4	$1,455	1	$374	1	$26	0	N/A	0	N/A	0	N/A
Jay Seo	4	$1,455	1	$374	1	$26	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of August 31, 2022

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Goldman Sachs Growth Allocation Portfolio
Momoko Ono	X
Jay Seo	X

EQ/Goldman Sachs Moderate Growth Allocation Portfolio
Momoko Ono	X
Jay Seo	X